SHARE OPTION PLANS, 2018 RSA Plan Performance, Executive Leadership Team (Details)				1 Months Ended	12 Months Ended
	May 20, 2020 shares	Jan. 28, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares)				2,373,374
Exercised during the period (in shares)				(721,596)
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member]
Stock Plan [Abstract]
Number of shares to be allocated upon successful completion of IPO (in shares)			170,680
Number of shares to be allocated upon meeting specific revenue and EBITDA targets (in shares)			10,000
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares					$ 0.61	$ 0
Granted during the period (in dollars per share) | $ / shares					0	0.61
Exercised during the period (in dollars per share) | $ / shares					0	0
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares					0.61	0
Outstanding as of end of the period (in dollars per share) | $ / shares					0.61	0.61
Vested as of end of the period (in dollars per share) | $ / shares					$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares)					449,926	0
Granted during the period (in shares)					0	449,926
Exercised during the period (in shares)					0	0
Forfeited / cancelled / expired during the period (in shares)					(177,178)	0
Outstanding as of end of the period (in shares)					272,748	449,926
Option vested (in shares)					46,809	0
Percentage of outstanding shares vested					17.20%	0.00%
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member] | Class A Common Shares [Member]
Stock Plan [Abstract]
Number of shares to be allocated upon average price per share equaling or exceeding threshold price (in shares)			103,264
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member] | Class A Common Shares [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Average price per share (in dollars per share) | $ / shares			$ 17.42
2020 RSA Amendments [Member]
Stock Plan [Abstract]
Number of shares to be allocated upon average price per share equaling or exceeding threshold price (in shares)					78,264
Number [Abstract]
Number of shares to achieve performance triggers (in shares)		67,176
2020 long term incentive plan [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares					$ 12.75
Granted during the period (in dollars per share) | $ / shares					0
Exercised during the period (in dollars per share) | $ / shares					0
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares					0
Outstanding as of end of the period (in dollars per share) | $ / shares					$ 12.75	$ 12.75
Number [Abstract]
Outstanding as of beginning of the period (in shares)					338,432
Granted during the period (in shares)					0
Exercised during the period (in shares)					0
Forfeited / cancelled / expired during the period (in shares)					0
Outstanding as of end of the period (in shares)					338,432	338,432
Option vested (in shares)					40,500
Number of remaining shares transferred to other plan (in shares)	707,535